Debt	6 Months Ended
Jun. 30, 2025
Debt
Debt

8.Debt

Short-term Debt

The following table presents the Company’s outstanding short-term debt as of December 31, 2024 and June 30, 2025:

	Annual		As of	As of
Name	interest rates	Term	December 31, 2024	June 30, 2025
			RMB	RMB	US$
Short-term loans
Short-term bank loans	2.30%-5.00%	0.5-1 year	110,021	115,420	16,112

Short-term bank loans consist of secured RMB denominated borrowings from financial institutions in the PRC that are repayable within one year. As of December 31, 2024 and June 30, 2025, the repayments of all short-term loans are collateralized by certain accounts receivables, or guaranteed by certain subsidiaries of the Company.

Long-term debt

The following table presents the Company’s long-term debt as of December 31, 2024 and June 30, 2025:

	Annual		As of	As of
	interest rates	Term	December 31, 2024	June 30, 2025
			RMB	RMB	US$
Long-term debt, current portion	5.55% - 10.46%	3-4.5 years	2,827	2,916	407
Long-term debt, non-current portion	5.55% - 10.46%	3-4.5 years	4,706	3,230	451
Total			7,533	6,146	858

In December 2022, the Company entered into an agreement with a third party pursuant to which the Company borrowed RMB1,427 to purchase 12 vehicles for a total consideration of RMB1,737 for the Company’s ride-hailing solution business. Under the terms of the agreement, the Company will repay in fixed monthly installments over 48 months. The effective interest rate was 10.46% per annum. The Company obtained the ownership of the vehicles at inception of the arrangement and the borrowings are secured by the related vehicles.

In May 2023 and December 2023, the Company entered into 3 agreements with third parties pursuant to which the Company borrowed RMB8,861 to purchase 83 vehicles for a total consideration of RMB9,052 for the Company’s ride-hailing solution business. Under the terms of the agreement, the Company will repay in fixed monthly installments in 36 to 54 months. The effective interest rates were 5.55% to 9.99% per annum. The Company obtained the ownership of the vehicles at inception of the arrangement and the borrowings are secured by the related vehicles.

The weighted average interest rate for all the outstanding borrowings was approximately 4.31% and 4.20% per annum as of December 31, 2024 and June 30, 2025 respectively.